Marketable debt securities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Debt Securities Currency [Abstract]
Real	R$ 68,335,103	R$ 92,132,195	R$ 82,506,826
US dollar	1,911,909	7,645,542	11,180,678
Swiss Francs	0	0	603,889
Peso/Chile	0	0	135,388
Yen	0	0	35,743
Euro	0	65,218	195,776
Total	R$ 70,247,012	R$ 99,842,955	R$ 94,658,300